Income Tax Expense - Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	¥ 8,610	¥ 6,497	¥ 5,667
Tax calculated at the tax rate of 25% (2016: 25%, 2015: 25%)	2,152	1,624	1,417
Lower tax rates enacted by local authority	(87)	(102)	(156)
Share of results of associates and joint ventures	(63)	(37)	(38)
Income not subject to tax	(13)	(10)
Expenses not deductible for tax	38	117	104
Utilization of previously unrecognized tax losses	(253)	(51)	(1)
Unrecognized tax losses for the year	48	13	20
Utilization of deductible temporary differences	(13)	(10)	(686)
Unrecognized deductible temporary differences	2	6	(36)
Research and development costs' super deduction	(11)	(8)
Income tax expense	¥ 1,800	¥ 1,542	¥ 624
Effective tax rate	20.91%	23.73%	11.01%